CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Attributable to owners of Parent Company	Share Capital	Additional Paid in capital	Appropriated Reserves	Translation adjustment	Equity Securities through OCI	Debt instruments at fair value though OCI	Revaluation of assets	Associates	Employee Benefits	Retained earnings	Net income	Non-Controlling interest	Total
Beginning balance at Dec. 31, 2020		$ 26,545,229	$ 480,914	$ 4,857,454	$ 13,830,604	$ 2,984,238	$ 205,942	$ 55,497	$ 2,350	$ 11,943	$ (70,956)	$ 3,911,249	$ 275,994	$ 1,569,984	$ 28,115,213
Transfer to profit from previous years												275,994	(275,994)
Dividend payment		(192,374)										(192,374)			(192,374)
Other reserves		(6,151)			830,403							(836,554)			(6,151)
Realization of retained earnings	[1]						(122,725)					122,725
Others		(7,252)										(7,252)			(7,252)
Non-controlling interest														(6,405)	(6,405)
Net income		4,086,795											4,086,795	120,992	4,207,787
Other comprehensive income		1,808,100				1,800,036	52,147	(51,525)	(142)	1,931	5,653			6,540	1,814,640
Ending balance at Dec. 31, 2021		32,234,347	480,914	4,857,454	14,661,007	4,784,274	135,364	3,972	2,208	13,874	(65,303)	3,273,788	4,086,795	1,691,111	33,925,458
Transfer to profit from previous years												4,086,795	(4,086,795)
Dividend payment		(2,943,199)										(2,943,199)			(2,943,199)
Other reserves		(29,426)			1,269,658							(1,299,084)			(29,426)
Realization of retained earnings	[1],[2]						(15,408)			798	12,029	2,581
Others		11,776										11,776			11,776
Acquisition Non-controlling interest	[3]	145,507										145,507		(961,588)	(816,081)
Non-controlling interest														(37,191)	(37,191)
Net income		6,783,490											6,783,490	212,875	6,996,365
Other comprehensive income		2,886,408				2,977,940	32,072	(164,542)	(71)	(3,150)	44,159			3,441	2,889,849
Ending balance at Dec. 31, 2022		39,088,903	480,914	4,857,454	15,930,665	7,762,214	152,028	(160,570)	2,137	11,522	(9,115)	3,278,164	6,783,490	908,648	39,997,551
Transfer to profit from previous years												6,783,490	(6,783,490)
Dividend payment		(3,343,319)										(3,343,319)			(3,343,319)
Other reserves		(35,580)			4,114,104							(4,149,684)			(35,580)
Realization of retained earnings	[4]						30,980					(30,980)
Others		(22,393)										(22,393)			(22,393)
Non-controlling interest														(41,244)	(41,244)
Net income		6,116,936											6,116,936	98,035	6,214,971
Other comprehensive income		(3,715,035)				(3,787,835)	10,898	93,264		(2)	(31,360)			(5,222)	(3,720,257)
Ending balance at Dec. 31, 2023		$ 38,089,512	$ 480,914	$ 4,857,454	$ 20,044,769	$ 3,974,379	$ 193,906	$ (67,306)	$ 2,137	$ 11,520	$ (40,475)	$ 2,515,278	$ 6,116,936	$ 960,217	$ 39,049,729

[1]	Mainly corresponds to partial payments of asset-backed securities investments.
[2]	Corresponds to termination to the Pension Premium Plan. For further information see Note 19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium.
[3]	During the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia. As of December 31, 2022, the Parent Company’s’ participation in said the private equity fund increased to 80.47%. For further information see Note 1 Reporting Entity.
[4]	Corresponds mainly to the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of the Colombia, Peru and Chile Stock Exchanges in November 2023. See Note 5.1. Financial assets investments.